Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 9,413,365	$ 7,733,565
Less:Fee on syndicated bank loan	(10,026)	(17,223)
Less: Unamortized interest on government granted bank loans	(93,740)	(64,212)
Less: Current portion (fee included)	(46,826)	(748,353)	$ (1,688)
Syndicated bank loans, excluding current portion	9,366,539	6,985,212	$ 337,655
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loan	$ 8,776,868	$ 11,239,000
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	0.45%	0.65%	0.45%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.7895%	1.7895%	1.7895%
Gross carrying amount [member] | Syndicated bank loans repayable from November 2018 to May 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 54,000	$ 3,310,000
Period and payment term	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018
Gross carrying amount [member] | Government granted bank loans from March 2020 To November 2031 [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 9,463,131	$ 4,505,000
Period and payment term	Borrowing period is from March 11, 2020 to November 15, 2031; interest is repayable monthly; principal is repayable monthly from March 15, 2023